Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 1,759,080	$ 3,064,610	$ 1,664
Accounts receivable	15,000	17,000	32,000
Prepaid expenses	54,764	105,407	35,199
Total Current Assets	1,828,844	3,187,017	68,863
Equipment, net	13,143	21,914	68,402
Right of use asset	415,827	473,849	589,894
Intangible assets, net	627,004	664,268	739,164
Total Assets	2,884,818	4,347,048	1,466,323
Current Liabilities:
Accounts payable	97,692	118,851	1,954,427
Accrued expenses and other current liabilities	713,064	718,259	2,921,164
Accrued interest	376,364	49,307	697,658
Lease liability	109,856	158,371	85,465
Notes payable, net of debt discount of $- and $1,247,422, respectively			7,145,906
Derivative liabilities			915,959
PPP loan payable	29,411
Total Current Liabilities	1,326,387	1,044,788	13,720,579
Lease liability, net of current portion	362,949	363,519	521,890
Notes payable, net of debt discount of $5,366,869	4,783,834	4,270,233
PPP loan payable, net of current portion	220,589
Total Liabilities	6,693,759	5,678,540	14,242,469
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, $0.01 par value; Authorized, 20,000,000 shares; none issued and outstanding at December 31, 2020 and December 31, 2019
Common stock, $0.0001 par value; Authorized, 3,000,000,000 shares; Issued and outstanding 715,544 and 19,463, respectively	84	72	2
Additional paid in capital	105,749,733	88,511,269	65,793,998
Accumulated deficit	(109,558,758)	(89,842,833)	(78,570,146)
Total Stockholders’ Deficit	(3,808,941)	(1,331,492)	(12,776,146)
Total Liabilities and Stockholders’ Deficit	$ 2,884,818	$ 4,347,048	$ 1,466,323